LONG-TERM INVESTMENTS - Cost method investments (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2017 subsidiary	Nov. 30, 2015 USD ($) city clinic	Mar. 31, 2018 USD ($)	Jan. 01, 2018	Mar. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	May 31, 2015 USD ($)
LONG-TERM INVESTMENTS
Cash consideration- cost method						$ 232	$ 993	$ 2,000
Carrying value of cost method investments			$ 50,626		$ 46,724
Xi'an Puhui
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method		23.10%
Number of medical centers in Xi'an, Zhengzhou and other six cities | clinic		15
Number of medical centers in the cities outside of Xi'an and Zhengzhou | city		6
Cash consideration- cost method		$ 32,090
American Well Corporation
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method									1.80%
Cash consideration- cost method									$ 13,500
Two early-stage subsidiaries
LONG-TERM INVESTMENTS
Number of subsidiaries sold and disposed | subsidiary	2
Carrying value of cost method investments			$ 66
Early-stage subsidiary A
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method				1.00%
Early-stage subsidiary B
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method				1.00%